Share Capital (Details) - Schedule of options were outstanding and exercisable - 12 months ended Oct. 31, 2022	$ / shares shares	$ / shares shares
Share Capital (Details) - Schedule of options were outstanding and exercisable [Line Items]
Number of Options Outstanding	5,460,000	5,460,000
Number of Options Exercisable	3,406,665	3,406,665
April 15, 2021 [Member]
Share Capital (Details) - Schedule of options were outstanding and exercisable [Line Items]
Grant Date	Apr. 15, 2021	Apr. 15, 2021
Expiry Date	Apr. 14, 2026	Apr. 14, 2026
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ (0.4)	$ 0.5
Number of Options Outstanding	3,700,000	3,700,000
Number of Options Exercisable	2,466,666	2,466,666
Weighted Average Remaining Life	3 years 5 months 12 days	3 years 5 months 12 days
August 5, 2021 [Member]
Share Capital (Details) - Schedule of options were outstanding and exercisable [Line Items]
Grant Date	Aug. 05, 2021	Aug. 05, 2021
Expiry Date	Aug. 04, 2026	Aug. 04, 2026
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ (0.4)	$ 0.5
Number of Options Outstanding	800,000	800,000
Number of Options Exercisable	533,334	533,334
Weighted Average Remaining Life	3 years 9 months 3 days	3 years 9 months 3 days
September 24, 2021 [Member]
Share Capital (Details) - Schedule of options were outstanding and exercisable [Line Items]
Grant Date	Sep. 24, 2021	Sep. 24, 2021
Expiry Date	Sep. 23, 2026	Sep. 23, 2026
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ (0.4)	$ 0.5
Number of Options Outstanding	260,000	260,000
Number of Options Exercisable	173,332	173,332
Weighted Average Remaining Life	3 years 10 months 24 days	3 years 10 months 24 days
December 7, 2021 [Member]
Share Capital (Details) - Schedule of options were outstanding and exercisable [Line Items]
Grant Date	Dec. 07, 2021	Dec. 07, 2021
Expiry Date	Dec. 07, 2026	Dec. 07, 2026
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ (0.79)	$ 1
Number of Options Outstanding	100,000	100,000
Number of Options Exercisable	33,333	33,333
Weighted Average Remaining Life	4 years 1 month 6 days	4 years 1 month 6 days
March 2, 2022 [Member]
Share Capital (Details) - Schedule of options were outstanding and exercisable [Line Items]
Grant Date	Mar. 02, 2022	Mar. 02, 2022
Expiry Date	Mar. 02, 2027	Mar. 02, 2027
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ (0.79)	$ 1
Number of Options Outstanding	300,000	300,000
Number of Options Exercisable	100,000	100,000
Weighted Average Remaining Life	4 years 4 months 2 days	4 years 4 months 2 days
September 22, 2022 [Member]
Share Capital (Details) - Schedule of options were outstanding and exercisable [Line Items]
Grant Date	Sep. 22, 2022	Sep. 22, 2022
Expiry Date	Sep. 22, 2027	Sep. 22, 2027
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ (0.26)	$ 0.35
Number of Options Outstanding	300,000	300,000
Number of Options Exercisable	100,000	100,000
Weighted Average Remaining Life	4 years 10 months 24 days	4 years 10 months 24 days